Share Capital (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended
	Jul. 15, 2022	Jun. 07, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Share Capital
Proceeds from Stock Options Exercised			$ 600	$ 100	$ 6,000	$ 500
Payments to satisfy employee tax withholding net share settlements					$ 4,886
PSU and RSU
Share Capital
Employee tax withholding for net share settlements			0	0	63,330	0
Payments to satisfy employee tax withholding net share settlements			$ 0	$ 0	$ 4,900	$ 0
2022 Base Shelf Prospectus
Share Capital
Shelf Prospectus Period (Month)	25 months
Stock issued during period, shares, new issues (in shares)	0
NCIB
Share Capital
Stock issued during period, shares, new issues (in shares)		0
Number of shares to be purchased for cancellation		7,400,000
Maximum percentage of shares to be repurchased for cancellation		10.00%